Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2022 and September 30, 2022, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2022	As of September 30, 2022
Investment in operating leases	¥35,061	¥9,912
Property under facility operations	8,376	0
Office facilities	1,375	0
Other assets	1,556	0
Other liabilities	1,761	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the six months ended September 30, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥88 million and ¥253 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2021		Six months ended September 30, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥1	1	¥0	—
Others*	0	—	56	—

Total	¥1	—	¥56	—

	Six months ended September 30, 2021		Six months ended September 30, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥11	1	¥51	2
Condominiums	1	1	3	3
Others*	75	—	143	—

Total	¥87	—	¥197	—

*	For “Others,” the number of properties is omitted.
For the three months ended September 30, 2021 and 202
2
, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1 million and ¥145 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2021		Three months ended September 30, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥1	1	¥0	0

Total	¥1	—	¥0	—

	Three months ended September 30, 2021		Three months ended September 30, 2022
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	0	¥51	2
Others*	0	—	94	—

Total	¥0	—	¥145	—

*	For “Others,” the number of properties is omitted.